Summary of Significant Accounting Policies - Intangible Assets Subject to Amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Impairment of finite lived intangible assets	$ 0	$ 0	$ 0